Combined Earnings Per Share	12 Months Ended
Dec. 31, 2020
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Combined Earnings Per Share
7. Combined earnings per share
The combined earnings per share calculations are based on the average number of share units representing the combined ordinary shares of NV and PLC in issue during the period, less the average number of shares held as treasury shares.
In calculating diluted earnings per share and underlying earnings per share, a number of adjustments are made to the number of shares, principally, the exercise of share plans by employees.
Underlying earnings per share is calculated as underlying profit attributable to shareholders’ equity divided by the diluted average number of ordinary shares. In calculating underlying profit attributable to shareholders’ equity, net profit attributable to shareholders’ equity is adjusted to eliminate the post-tax
impact of
non-underlying
items in operating profit and any other significant unusual items within net profit but not operating profit.
Earnings per share for total operations for the 12 months were as follows:

	€ 2020	€ 2019	€ 2018
Basic earnings per share	2.13	2.15	3.49
Diluted earnings per share	2.12	2.14	3.48
Underlying earnings per share	2.48	2.55	2.35

	Millions of share units
Calculation of average number of share units (a)	2020	2019	2018
Average number of shares: PLC	1,351.1	1,175.5	1,264.0
NV	1,278.1	1,598.0	1,714.7
Less treasury shares held by employee share trusts and companies	(8.9)	(157.0)	(295.4)

Average number of shares – used for basic earnings per share	2,620.3	2,616.5	2,683.3
Add dilutive effect of share-based compensation plans	9.5	10.2	11.5

Diluted average number of shares – used for diluted and underlying earnings per share	2,629.8	2,626.7	2,694.8

(a)
In the calculation of the weighted average number of share units, NV shares are included only for the period they were issued (until 29

November 2020). Following Unification, all NV shares were cancelled and the shareholders of NV were issued PLC ordinary shares on a 1:1 ratio. Accordingly, there is no significant impact on the average number of share units as a result of Unification.

		€ million	€ million	€ million
Calculation of earnings	Notes	2020	2019	2018
Net profit		6,073	6,026	9,788
Non-controlling interests		(492)	(401)	(419)
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share		5,581	5,625	9,369
Post tax impact of non-underlying items	3	951	1,063	(3,024)
Underlying profit attributable to shareholders’ equity – used for underlying earnings per share		6,532	6,688	6,345